Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 10
Franklin U.S. Core Equity (IU) Fund 17
Notes to Schedules of Investments 24

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2023
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 0.1%
Hanwha Aerospace Co. Ltd. ............................. South Korea 1,430 $ 107,336
Air Freight & Logistics 0.4%
ZTO Express Cayman, Inc., ADR ......................... China 18,000 424,260
Automobile Components 0.7%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 6,856 194,203
Hyundai Mobis Co. Ltd. ................................. South Korea 3,084 476,835
Tube Investments of India Ltd. ............................ India 3,684 139,330
810,368
Automobiles 3.0%
BYD Co. Ltd., A ....................................... China 19,700 642,941
BYD Co. Ltd., H ...................................... China 39,000 1,185,980
a
Li Auto, Inc., A ........................................ China 78,200 1,322,629
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 218,000 397,923
3,549,473
Banks 14.2%
Akbank TAS ......................................... Turkey 493,346 513,091
Banco de Chile ....................................... Chile 1,773,001 182,115
b
Banco del Bajio SA, 144A, Reg S ......................... Mexico 136,187 416,782
Bancolombia SA ...................................... Colombia 18,481 131,783
Bank Central Asia Tbk. PT .............................. Indonesia 1,943,400 1,070,659
Bank of Beijing Co. Ltd., A ............................... China 231,195 144,182
Bank of Shanghai Co. Ltd., A ............................. China 154,400 128,150
Bank Polska Kasa Opieki SA ............................. Poland 33,599 1,020,992
BDO Unibank, Inc. .................................... Philippines 130,822 293,778
China Merchants Bank Co. Ltd., A ......................... China 181,000 761,661
China Minsheng Banking Corp. Ltd., A ...................... China 386,700 196,614
China Minsheng Banking Corp. Ltd., H ..................... China 1,122,500 373,182
Commercial International Bank Egypt SAE .................. Egypt 450,270 879,599
Emirates NBD Bank PJSC .............................. United Arab
Emirates 48,628 224,406
a
Eurobank Ergasias Services and Holdings SA ................ Greece 189,934 310,423
Hana Financial Group, Inc. .............................. South Korea 44,379 1,288,324
ICICI Bank Ltd. ....................................... India 109,671 1,206,220
KB Financial Group, Inc. ................................ South Korea 36,669 1,395,511
Komercni Banka A/S ................................... Czech Republic 4,863 142,518
Nedbank Group Ltd. ................................... South Africa 57,795 621,942
OTP Bank Nyrt. ....................................... Hungary 30,149 1,121,867
a
Santander Bank Polska SA .............................. Poland 6,709 728,653
Shinhan Financial Group Co. Ltd. ......................... South Korea 49,799 1,277,986
Standard Bank Group Ltd. ............................... South Africa 64,947 637,298
Taiwan Business Bank ................................. Taiwan 1,118,584 440,665
TMBThanachart Bank PCL .............................. Thailand 3,105,900 143,473
Woori Financial Group, Inc. .............................. South Korea 99,209 874,880
Yapi ve Kredi Bankasi A/S ............................... Turkey 594,927 363,001
16,889,755
Beverages 1.4%
Arca Continental SAB de CV ............................. Mexico 92,900 832,983
Fomento Economico Mexicano SAB de CV .................. Mexico 11,600 131,282
b
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 25,400 144,670
a
United Spirits Ltd. ..................................... India 49,132 609,117
1,718,052
Biotechnology 0.9%
b
3SBio, Inc., 144A, Reg S ................................ China 335,000 298,026

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a,b
Akeso, Inc., 144A, Reg S ............................... China 88,000 $ 494,163
Celltrion, Inc. ......................................... South Korea 2,944 326,415
1,118,604
Broadline Retail 4.7%
a
Alibaba Group Holding Ltd. .............................. China 249,000 2,563,442
momo.com, Inc. ...................................... Taiwan 16,500 271,808
a
PDD Holdings, Inc., ADR ................................ China 11,600 1,176,472
a
Vipshop Holdings Ltd., ADR ............................. China 63,435 904,583
Woolworths Holdings Ltd. ............................... South Africa 175,534 653,509
5,569,814
Capital Markets 1.3%
Guotai Junan Securities Co. Ltd., A ........................ China 61,200 123,633
b
HDFC Asset Management Co. Ltd., 144A, Reg S ............. India 15,352 504,120
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 6,000 115,259
Huatai Securities Co. Ltd., A ............................. China 80,700 176,897
Korea Investment Holdings Co. Ltd. ....................... South Korea 7,516 280,524
Samsung Securities Co. Ltd. ............................. South Korea 11,276 294,915
1,495,348
Chemicals 3.4%
Asian Paints Ltd. ...................................... India 27,488 989,857
Berger Paints India Ltd. ................................. India 52,672 353,308
Dongyue Group Ltd. ................................... China 144,000 114,702
Orbia Advance Corp. SAB de CV ......................... Mexico 100,500 162,813
a,b,c
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 12,678 517,637
Pidilite Industries Ltd. .................................. India 5,595 165,143
Sahara International Petrochemical Co. ..................... Saudi Arabia 59,089 508,958
Saudi Aramco Base Oil Co. .............................. Saudi Arabia 3,110 107,094
Supreme Industries Ltd. ................................ India 11,832 615,043
Tianqi Lithium Corp., A ................................. China 16,000 120,411
Wanhua Chemical Group Co. Ltd., A ....................... China 33,500 406,446
4,061,412
Communications Equipment 0.2%
Zhongji Innolight Co. Ltd., A .............................. China 9,000 108,445
ZTE Corp., A ......................................... China 45,000 160,928
269,373
Construction & Engineering 0.6%
Larsen & Toubro Ltd. ................................... India 19,742 694,532
Construction Materials 0.7%
a
Cemex SAB de CV .................................... Mexico 901,800 541,664
Shree Cement Ltd. .................................... India 974 300,110
841,774
Consumer Finance 0.5%
Lufax Holding Ltd., ADR ................................ China 131,100 125,174
Muangthai Capital PCL ................................. Thailand 132,800 134,112
Muthoot Finance Ltd. .................................. India 21,734 339,019
598,305
Consumer Staples Distribution & Retail 1.8%
BGF retail Co. Ltd. .................................... South Korea 1,146 117,003
Bid Corp. Ltd. ........................................ South Africa 18,817 399,181
Nahdi Medical Co. ..................................... Saudi Arabia 6,315 238,771

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
President Chain Store Corp. ............................. Taiwan 20,000 $ 158,960
Raia Drogasil SA ...................................... Brazil 38,200 195,540
Sumber Alfaria Trijaya Tbk. PT ........................... Indonesia 2,748,300 500,006
Wal-Mart de Mexico SAB de CV .......................... Mexico 138,300 494,965
2,104,426
Containers & Packaging 0.1%
Klabin SA ........................................... Brazil 27,700 117,610
Diversified Consumer Services 0.2%
a,b
East Buy Holding Ltd., 144A, Reg S ....................... China 60,500 246,807
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 88,300 134,038
Diversified Telecommunication Services 1.6%
b
China Tower Corp. Ltd., H, 144A, Reg S .................... China 7,664,000 714,666
Chunghwa Telecom Co. Ltd. ............................. Taiwan 210,000 750,472
LG Uplus Corp. ....................................... South Korea 38,484 287,963
Telekom Malaysia Bhd. ................................. Malaysia 113,800 121,143
1,874,244
Electric Utilities 0.6%
Enel Chile SA ........................................ Chile 5,178,743 306,519
c
Inter RAO UES PJSC .................................. Russia 8,656,700 —
a
Public Power Corp. SA ................................. Greece 37,866 386,464
692,983
Electrical Equipment 1.5%
ABB India Ltd. ........................................ India 5,241 258,413
CG Power & Industrial Solutions Ltd. ....................... India 110,039 515,170
Havells India Ltd. ..................................... India 35,966 538,307
NARI Technology Co. Ltd., A ............................. China 38,160 117,846
Voltronic Power Technology Corp. ......................... Taiwan 10,000 400,718
1,830,454
Electronic Equipment, Instruments & Components 2.3%
Delta Electronics, Inc. .................................. Taiwan 36,000 324,168
Foxconn Industrial Internet Co. Ltd., A ...................... China 111,500 224,703
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 144,000 429,455
Largan Precision Co. Ltd. ............................... Taiwan 12,000 767,947
WPG Holdings Ltd. .................................... Taiwan 283,000 625,728
Zhen Ding Technology Holding Ltd. ........................ Taiwan 119,000 359,501
2,731,502
Energy Equipment & Services 0.1%
Dialog Group Bhd. .................................... Malaysia 267,500 120,694
Entertainment 1.7%
NetEase, Inc. ........................................ China 93,900 2,009,580
Financial Services 1.0%
Bajaj Holdings & Investment Ltd. .......................... India 4,861 404,296
a
Jio Financial Services Ltd. ............................... India 40,048 105,309
Power Finance Corp. Ltd. ............................... India 241,060 713,686
1,223,291
Food Products 2.0%
Almarai Co. JSC ...................................... Saudi Arabia 8,963 133,551
Britannia Industries Ltd. ................................. India 18,609 989,618
IOI Corp. Bhd. ........................................ Malaysia 217,300 179,292

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Nestle India Ltd. ...................................... India 1,189 $ 346,121
Nestle Malaysia Bhd. .................................. Malaysia 12,200 317,003
Orion Corp. .......................................... South Korea 4,208 371,831
2,337,416
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................... China 29,400 222,706
Kunlun Energy Co. Ltd. ................................. China 160,000 133,295
356,001
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 134,400 124,747
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 3,400 132,918
257,665
Health Care Providers & Services 1.1%
Bumrungrad Hospital PCL ............................... Thailand 56,900 408,941
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 8,246 553,871
Sinopharm Group Co. Ltd., H ............................ China 125,200 299,385
1,262,197
Hotels, Restaurants & Leisure 2.8%
Americana Restaurants International plc .................... United Arab
Emirates 457,235 460,596
b
Haidilao International Holding Ltd., 144A, Reg S .............. China 45,000 112,670
Indian Hotels Co. Ltd., A ................................ India 125,876 579,582
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 58,010 822,282
OPAP SA ........................................... Greece 22,459 380,381
Yum China Holdings, Inc. ............................... China 16,501 867,293
a
Zomato Ltd. ......................................... India 104,036 131,548
3,354,352
Household Durables 0.4%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 29,300 135,926
Haier Smart Home Co. Ltd., A ............................ China 56,300 171,095
LG Electronics, Inc. .................................... South Korea 2,446 181,160
488,181
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 64,400 118,045
Independent Power and Renewable Electricity Producers 0.7%
a
Adani Power Ltd. ..................................... India 98,155 427,878
Engie Brasil Energia SA ................................ Brazil 37,500 292,399
NTPC Ltd. ........................................... India 57,301 162,294
882,571
Industrial Conglomerates 1.0%
Bidvest Group Ltd. (The) ................................ South Africa 35,869 507,696
KOC Holding A/S ..................................... Turkey 136,869 661,882
1,169,578
Insurance 2.9%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 3,973 225,570
Co. for Cooperative Insurance (The) ....................... Saudi Arabia 13,287 427,836
DB Insurance Co. Ltd. .................................. South Korea 8,355 542,694
OUTsurance Group Ltd. ................................ South Africa 153,553 332,179
Samsung Fire & Marine Insurance Co. Ltd. .................. South Korea 5,748 1,097,380

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Samsung Life Insurance Co. Ltd. .......................... South Korea 14,220 $ 760,105
3,385,764
Interactive Media & Services 5.2%
Autohome, Inc., ADR ................................... China 12,200 326,350
a
Baidu, Inc., A ......................................... China 37,950 498,232
JOYY, Inc., ADR ...................................... China 8,200 319,144
a,b
Kuaishou Technology, 144A, Reg S ........................ China 137,800 887,399
Tencent Holdings Ltd. .................................. China 112,000 4,144,928
6,176,053
IT Services 2.5%
a
Chinasoft International Ltd. .............................. China 470,000 340,989
Elm Co. ............................................ Saudi Arabia 3,582 669,500
HCL Technologies Ltd. ................................. India 11,692 179,284
Tata Consultancy Services Ltd. ........................... India 44,691 1,808,715
2,998,488
Life Sciences Tools & Services 0.9%
Divi's Laboratories Ltd. ................................. India 2,641 107,448
WuXi AppTec Co. Ltd., A ................................ China 23,700 280,268
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 53,940 648,164
1,035,880
Machinery 0.5%
Doosan Bobcat, Inc. ................................... South Korea 9,967 285,901
Shenzhen Inovance Technology Co. Ltd., A .................. China 13,900 114,923
Sinotruk Hong Kong Ltd. ................................ China 127,000 239,202
640,026
Marine Transportation 0.3%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 126,000 418,964
Media 0.1%
Focus Media Information Technology Co. Ltd., A .............. China 121,100 114,497
Metals & Mining 2.2%
Gold Fields Ltd. ....................................... South Africa 39,605 522,445
Hindalco Industries Ltd. ................................. India 50,065 276,264
Kumba Iron Ore Ltd. ................................... South Africa 11,753 311,395
a,c
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
a,c
Novolipetsk Steel PJSC ................................ Russia 347,890 —
POSCO Holdings, Inc. ................................. South Korea 1,312 400,991
a,c
Severstal PAO ....................................... Russia 48,409 —
Shandong Gold Mining Co. Ltd., A ......................... China 39,300 127,628
Southern Copper Corp. ................................. Mexico 3,676 260,628
Vale SA ............................................. Brazil 37,700 516,111
Vedanta Ltd. ......................................... India 71,671 186,456
2,601,918
Oil, Gas & Consumable Fuels 4.0%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 2,604,100 420,170
China Petroleum & Chemical Corp., A ...................... China 261,300 195,135
a
Inner Mongolia Yitai Coal Co. Ltd., B ....................... China 190,951 262,075
MOL Hungarian Oil & Gas plc ............................ Hungary 45,723 363,720
Petroleo Brasileiro SA .................................. Brazil 151,000 1,133,653
Petronas Dagangan Bhd. ............................... Malaysia 55,000 263,889
Reliance Industries Ltd. ................................. India 34,807 956,831
b
Saudi Arabian Oil Co., 144A, Reg S ....................... Saudi Arabia 13,014 115,621

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA ............................... Brazil 132,400 $ 537,197
United Tractors Tbk. PT ................................ Indonesia 281,700 445,792
4,694,083
Passenger Airlines 0.3%
a,b
InterGlobe Aviation Ltd., 144A, Reg S ...................... India 10,631 313,230
Personal Care Products 0.6%
Colgate-Palmolive India Ltd. ............................. India 21,638 549,210
Hindustan Unilever Ltd. ................................. India 5,226 155,915
705,125
Pharmaceuticals 1.8%
China Medical System Holdings Ltd. ....................... China 246,000 393,373
CSPC Pharmaceutical Group Ltd. ......................... China 1,579,600 1,379,716
Dr Reddy's Laboratories Ltd. ............................. India 5,693 367,343
2,140,432
Real Estate Management & Development 1.4%
Aldar Properties PJSC ................................. United Arab
Emirates 362,919 513,798
b
Longfor Group Holdings Ltd., 144A, Reg S .................. China 249,500 363,208
Mabanee Co. KPSC ................................... Kuwait 116,083 309,749
NEPI Rockcastle NV ................................... Romania 84,060 453,983
1,640,738
Semiconductors & Semiconductor Equipment 8.8%
a
Daqo New Energy Corp., ADR ........................... China 10,600 269,876
Global Unichip Corp. ................................... Taiwan 4,000 178,629
Novatek Microelectronics Corp. ........................... Taiwan 91,000 1,280,533
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 441,000 7,196,871
Tongwei Co. Ltd., A .................................... China 48,800 182,322
United Microelectronics Corp. ............................ Taiwan 900,000 1,293,266
10,401,497
Software 0.3%
Beijing Kingsoft Office Software, Inc., A ..................... China 5,215 205,165
Tata Elxsi Ltd. ........................................ India 1,636 149,816
354,981
Specialty Retail 1.0%
b
Pop Mart International Group Ltd., 144A, Reg S .............. China 87,800 242,370
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 339,000 285,076
Trent Ltd. ........................................... India 24,618 637,032
1,164,478
Technology Hardware, Storage & Peripherals 6.4%
Inventec Corp. ....................................... Taiwan 461,000 577,062
Lenovo Group Ltd. .................................... China 1,214,000 1,412,753
Samsung Electronics Co. Ltd. ............................ South Korea 89,468 4,446,099
Shenzhen Transsion Holdings Co. Ltd., A ................... China 8,735 160,553
Wistron Corp. ........................................ Taiwan 366,000 1,019,774
7,616,241
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 88,600 1,002,008
Bosideng International Holdings Ltd. ....................... China 688,000 271,639

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Pou Chen Corp. ...................................... Taiwan 135,000 $ 120,238
1,393,885
Tobacco 0.4%
ITC Ltd. ............................................ India 98,172 505,194
Transportation Infrastructure 0.6%
International Container Terminal Services, Inc. ................ Philippines 79,750 281,886
Malaysia Airports Holdings Bhd. .......................... Malaysia 150,300 233,192
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 18,105 148,189
663,267
Wireless Telecommunication Services 1.8%
Advanced Info Service PCL .............................. Thailand 178,300 1,085,953
China United Network Communications Ltd., A ............... China 273,900 166,961
Etihad Etisalat Co. .................................... Saudi Arabia 69,185 850,152
2,103,066
Total Common Stocks (Cost $114,482,662) .....................................
112,527,848
Preferred Stocks 3.1%
Banks 1.7%
d
Itau Unibanco Holding SA, 5.58% ......................... Brazil 150,900 802,972
d
Itausa SA, 8.56% ..................................... Brazil 726,730 1,245,773
2,048,745
Electric Utilities 0.4%
d
Cia Energetica de Minas Gerais, 9.41% ..................... Brazil 220,400 513,372
Metals & Mining 0.8%
d
Gerdau SA, 14.6% .................................... Brazil 218,095 942,012
Oil, Gas & Consumable Fuels 0.2%
d
Petroleo Brasileiro SA, 22.06% ........................... Brazil 23,700 163,354
Total Preferred Stocks (Cost $3,517,111) .......................................
3,667,483
Total Long Term Investments (Cost $117,999,773) ...............................
116,195,331
a
Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 161,725 161,725
Total Money Market Funds (Cost $161,725) .....................................
161,725
Total Short Term Investments (Cost $161,725 ) ..................................
161,725
a
Total Investments (Cost $118,161,498) 98.1% ...................................
$116,357,056
Other Assets, less Liabilities 1.9% .............................................
2,235,634
Net Assets 100.0% ...........................................................
$118,592,690
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $7,007,177, representing 5.9% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2023
Franklin International Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 1.6%
BAE Systems plc ..................................... United Kingdom 730,946 $ 9,826,557
Dassault Aviation SA ................................... France 10,794 2,145,528
11,972,085
Air Freight & Logistics 0.5%
Deutsche Post AG ..................................... Germany 18,511 722,666
DSV A/S ............................................ Denmark 10,056 1,502,650
Nippon Express Holdings, Inc. ............................ Japan 36,800 1,891,227
4,116,543
Automobile Components 0.5%
Bridgestone Corp. ..................................... Japan 43,800 1,657,511
Continental AG ....................................... Germany 19,948 1,302,261
Valeo SE ............................................ France 42,574 562,481
3,522,253
Automobiles 3.9%
Bayerische Motoren Werke AG ........................... Germany 85,836 7,982,368
Mazda Motor Corp. .................................... Japan 318,700 3,080,348
Stellantis NV ......................................... United States 531,880 9,935,826
Subaru Corp. ........................................ Japan 171,400 2,966,789
Toyota Motor Corp. .................................... Japan 355,900 6,225,615
30,190,946
Banks 8.0%
a
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 213,556 2,876,029
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,264,924 9,950,513
Credit Agricole SA ..................................... France 649,074 7,836,756
Erste Group Bank AG .................................. Austria 104,238 3,732,333
HSBC Holdings plc .................................... United Kingdom 546,277 3,943,541
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 182,100 1,527,563
NatWest Group plc .................................... United Kingdom 1,580,786 3,438,794
Standard Chartered plc ................................. United Kingdom 923,588 7,080,005
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 217,600 10,489,364
UniCredit SpA ........................................ Italy 437,298 10,961,856
61,836,754
Beverages 1.2%
Carlsberg A/S, B ...................................... Denmark 8,422 1,003,591
Coca-Cola HBC AG ................................... Italy 118,683 3,080,576
Pernod Ricard SA ..................................... France 31,058 5,514,647
9,598,814
Biotechnology 0.5%
CSL Ltd. ............................................ United States 28,374 4,193,123
Broadline Retail 0.9%
Next plc ............................................ United Kingdom 63,424 5,316,531
Wesfarmers Ltd. ...................................... Australia 39,242 1,262,466
6,578,997
Building Products 1.6%
Cie de Saint-Gobain SA ................................ France 154,217 8,393,877
Kingspan Group plc ................................... Ireland 57,258 3,853,032
12,246,909
Capital Markets 3.3%
3i Group plc ......................................... United Kingdom 374,337 8,824,149
Deutsche Bank AG .................................... Germany 825,676 9,085,334

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
b
Futu Holdings Ltd., ADR ................................ Hong Kong 30,300 $ 1,680,135
Partners Group Holding AG .............................. Switzerland 4,650 4,923,445
Singapore Exchange Ltd. ............................... Singapore 130,900 906,241
25,419,304
Chemicals 2.9%
Air Liquide SA ........................................ France 22,591 3,870,653
BASF SE ........................................... Germany 29,419 1,359,240
ICL Group Ltd. ....................................... Israel 325,291 1,581,198
Nitto Denko Corp. ..................................... Japan 76,200 4,930,255
Shin-Etsu Chemical Co. Ltd. ............................. Japan 225,700 6,748,747
Solvay SA ........................................... Belgium 37,871 4,003,179
22,493,272
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 89,971 750,817
Dai Nippon Printing Co. Ltd. ............................. Japan 29,100 759,089
1,509,906
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 295,439 1,323,374
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA .............. Spain 106,618 3,855,364
Eiffage SA ........................................... France 14,934 1,355,141
5,210,505
Construction Materials 0.6%
CRH plc ............................................ United States 82,325 4,417,217
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ......................................... France 73,732 1,292,508
Jeronimo Martins SGPS SA ............................. Portugal 62,327 1,436,805
Koninklijke Ahold Delhaize NV ............................ Netherlands 291,535 8,632,057
MatsukiyoCocokara & Co. ............................... Japan 43,100 756,001
12,117,371
Containers & Packaging 0.1%
Smurfit Kappa Group plc ................................ Ireland 21,489 700,388
Diversified Consumer Services 0.1%
Pearson plc ......................................... United Kingdom 86,172 997,299
Diversified REITs 0.2%
Stockland ........................................... Australia 833,677 1,881,412
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG .................................. Germany 133,297 2,892,760
Swisscom AG ........................................ Switzerland 12,312 7,376,808
Telenor ASA ......................................... Norway 354,460 3,623,381
13,892,949
Electric Utilities 1.3%
BKW AG ............................................ Switzerland 10,814 1,817,821
Chubu Electric Power Co., Inc. ........................... Japan 352,000 4,253,343
Endesa SA .......................................... Spain 140,169 2,636,984
Origin Energy Ltd. ..................................... Australia 266,051 1,543,201
10,251,349
Electrical Equipment 2.0%
ABB Ltd. ............................................ Switzerland 118,250 3,972,712

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Mitsubishi Electric Corp. ................................ Japan 224,200 $ 2,570,622
Prysmian SpA ........................................ Italy 119,297 4,466,892
Schneider Electric SE .................................. United States 26,741 4,113,909
15,124,135
Electronic Equipment, Instruments & Components 0.8%
Azbil Corp. .......................................... Japan 61,000 1,802,350
Ibiden Co. Ltd. ....................................... Japan 23,600 1,006,154
Keyence Corp. ....................................... Japan 3,700 1,432,245
Yokogawa Electric Corp. ................................ Japan 115,000 2,087,713
6,328,462
Entertainment 0.5%
Capcom Co. Ltd. ...................................... Japan 92,100 2,964,442
Nintendo Co. Ltd. ..................................... Japan 25,500 1,053,449
4,017,891
Financial Services 1.3%
Eurazeo SE ......................................... France 22,547 1,271,005
EXOR NV ........................................... Netherlands 39,676 3,405,037
Industrivarden AB, A ................................... Sweden 67,236 1,739,611
Investor AB, B ........................................ Sweden 89,698 1,646,455
Washington H Soul Pattinson & Co. Ltd. .................... Australia 89,463 1,905,758
9,967,866
Food Products 2.8%
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 146 1,616,309
Danone SA .......................................... France 19,653 1,169,055
MEIJI Holdings Co. Ltd. ................................. Japan 86,200 2,121,589
Nestle SA ........................................... United States 107,924 11,637,753
Nissin Foods Holdings Co. Ltd. ........................... Japan 30,500 2,653,590
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 4,495,000 2,684,529
21,882,825
Gas Utilities 0.6%
Tokyo Gas Co. Ltd. .................................... Japan 195,500 4,390,085
Ground Transportation 0.3%
Keisei Electric Railway Co. Ltd. ........................... Japan 54,600 2,056,627
Health Care Equipment & Supplies 1.5%
BioMerieux .......................................... France 19,381 1,860,640
Cochlear Ltd. ........................................ Australia 29,711 4,553,569
b
Demant A/S ......................................... Denmark 53,466 2,040,066
Hoya Corp. .......................................... Japan 27,400 2,637,586
Straumann Holding AG ................................. Switzerland 5,298 626,106
11,717,967
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. .................................. Australia 117,006 2,142,336
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 39,900 614,467
Hotels, Restaurants & Leisure 1.5%
Compass Group plc ................................... United Kingdom 32,048 807,808
InterContinental Hotels Group plc ......................... United Kingdom 46,968 3,327,588
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 52,488 1,692,942
Lottery Corp. Ltd. (The) ................................. Australia 1,077,107 3,108,900

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Zensho Holdings Co. Ltd. ............................... Japan 50,000 $ 2,627,920
11,565,158
Household Durables 0.9%
Panasonic Holdings Corp. ............................... Japan 498,300 4,371,542
Sekisui House Ltd. .................................... Japan 138,900 2,719,865
7,091,407
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 26,917 1,029,893
Industrial Conglomerates 1.9%
Hitachi Ltd. .......................................... Japan 157,400 9,976,397
Siemens AG ......................................... Germany 32,098 4,258,966
14,235,363
Industrial REITs 0.5%
Goodman Group ...................................... Australia 278,389 3,683,328
Insurance 4.4%
Ageas SA/NV ........................................ Belgium 48,448 1,860,850
Assicurazioni Generali SpA .............................. Italy 158,683 3,151,726
AXA SA ............................................. France 27,669 819,767
Japan Post Insurance Co. Ltd. ........................... Japan 90,100 1,734,859
Medibank Pvt Ltd. ..................................... Australia 771,835 1,684,226
MS&AD Insurance Group Holdings, Inc. .................... Japan 225,600 8,265,560
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 27,240 10,930,593
NN Group NV ........................................ Netherlands 111,146 3,564,380
Zurich Insurance Group AG .............................. Switzerland 3,019 1,433,924
33,445,885
Interactive Media & Services 0.3%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 270,348 2,044,560
IT Services 0.6%
NEC Corp. .......................................... Japan 52,100 2,508,483
Otsuka Corp. ........................................ Japan 47,600 1,908,378
4,416,861
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 79,300 1,642,870
Life Sciences Tools & Services 0.5%
b
QIAGEN NV ......................................... United States 108,743 4,052,263
Machinery 3.0%
Atlas Copco AB, A ..................................... Sweden 639,550 8,280,842
Atlas Copco AB, B ..................................... Sweden 171,909 1,930,933
Komatsu Ltd. ........................................ Japan 255,000 5,858,595
Rational AG ......................................... Germany 2,681 1,528,773
SKF AB, B .......................................... Sweden 178,843 2,899,239
Wartsila OYJ Abp ..................................... Finland 227,938 2,719,840
23,218,222
Marine Transportation 0.4%
AP Moller - Maersk A/S, A ............................... Denmark 1,642 2,680,766
Kuehne + Nagel International AG ......................... Switzerland 2,793 753,129
3,433,895
Media 0.3%
Hakuhodo DY Holdings, Inc. ............................. Japan 112,100 909,654

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Publicis Groupe SA .................................... France 15,362 $ 1,169,603
2,079,257
Metals & Mining 3.0%
ArcelorMittal SA ...................................... Luxembourg 268,698 5,944,988
BlueScope Steel Ltd. ................................... Australia 242,366 2,905,124
Fortescue Metals Group Ltd. ............................. Australia 400,720 5,700,125
JFE Holdings, Inc. ..................................... Japan 275,200 3,834,073
Pilbara Minerals Ltd. ................................... Australia 1,446,981 3,398,687
voestalpine AG ....................................... Austria 55,228 1,378,969
23,161,966
Multi-Utilities 0.7%
Centrica plc ......................................... United Kingdom 2,875,897 5,504,195
Oil, Gas & Consumable Fuels 5.2%
BP plc .............................................. United Kingdom 1,655,252 10,104,922
Equinor ASA ......................................... Norway 86,121 2,887,014
Inpex Corp. .......................................... Japan 252,300 3,660,852
Repsol SA ........................................... Spain 407,658 5,968,424
Shell plc ............................................ Netherlands 232,678 7,496,937
TotalEnergies SE ..................................... France 152,792 10,214,323
40,332,472
Paper & Forest Products 0.2%
Mondi plc ........................................... Austria 112,986 1,827,231
Passenger Airlines 0.2%
b
Qantas Airways Ltd. ................................... Australia 222,239 696,199
Singapore Airlines Ltd. ................................. Singapore 166,600 743,858
1,440,057
Personal Care Products 2.5%
Beiersdorf AG ........................................ Germany 49,362 6,491,479
L'Oreal SA .......................................... France 30,429 12,789,034
19,280,513
Pharmaceuticals 10.9%
AstraZeneca plc ...................................... United Kingdom 53,330 6,675,742
GSK plc ............................................ United States 594,118 10,589,029
Hikma Pharmaceuticals plc .............................. Jordan 54,442 1,261,137
Ipsen SA ............................................ France 20,024 2,366,461
Novartis AG ......................................... Switzerland 184,755 17,295,732
Novo Nordisk A/S, B ................................... Denmark 261,246 25,201,887
Orion OYJ, B ........................................ Finland 50,058 1,991,395
Otsuka Holdings Co. Ltd. ............................... Japan 194,900 6,557,166
Roche Holding AG .................................... United States 24,587 6,335,959
b
Sandoz Group AG ..................................... Switzerland 36,950 960,611
Sanofi SA ........................................... United States 42,477 3,856,811
Shionogi & Co. Ltd. .................................... Japan 18,600 866,045
83,957,975
Professional Services 2.0%
Randstad NV ........................................ Netherlands 56,681 2,934,935
Recruit Holdings Co. Ltd. ............................... Japan 58,300 1,671,509
RELX plc ........................................... United Kingdom 62,950 2,198,247
Wolters Kluwer NV .................................... Netherlands 65,149 8,358,216
15,162,907

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.3%
CK Asset Holdings Ltd. ................................. Hong Kong 344,500 $ 1,721,901
Daiwa House Industry Co. Ltd. ........................... Japan 159,000 4,373,114
Hulic Co. Ltd. ........................................ Japan 172,400 1,580,482
Nomura Real Estate Holdings, Inc. ........................ Japan 30,500 712,313
Swire Pacific Ltd., A ................................... Hong Kong 222,000 1,418,083
9,805,893
Retail REITs 0.3%
Klepierre SA ......................................... France 86,247 2,094,205
Semiconductors & Semiconductor Equipment 3.8%
Advantest Corp. ...................................... Japan 275,000 7,083,158
ASM International NV .................................. Netherlands 1,826 753,482
ASML Holding NV ..................................... Netherlands 15,025 9,030,980
BE Semiconductor Industries NV .......................... Netherlands 6,901 712,804
Disco Corp. .......................................... Japan 19,100 3,372,819
STMicroelectronics NV ................................. Singapore 214,015 8,157,504
29,110,747
Software 2.3%
b
Check Point Software Technologies Ltd. .................... Israel 30,949 4,154,903
Oracle Corp. Japan .................................... Japan 19,400 1,376,140
Sage Group plc (The) .................................. United Kingdom 501,324 5,921,336
SAP SE ............................................ Germany 6,133 822,556
b
Xero Ltd. ............................................ New Zealand 75,465 5,158,929
17,433,864
Specialty Retail 1.1%
Industria de Diseno Textil SA ............................. Spain 235,920 8,142,711
Technology Hardware, Storage & Peripherals 0.6%
FUJIFILM Holdings Corp. ............................... Japan 29,200 1,597,071
Logitech International SA ............................... Switzerland 13,850 1,090,092
Seiko Epson Corp. .................................... Japan 119,400 1,657,542
4,344,705
Textiles, Apparel & Luxury Goods 3.6%
Burberry Group plc .................................... United Kingdom 197,785 4,075,524
Cie Financiere Richemont SA ............................ Switzerland 28,542 3,367,072
Hermes International SCA ............................... France 1,836 3,425,332
LVMH Moet Hennessy Louis Vuitton SE .................... France 9,633 6,895,907
Pandora A/S ......................................... Denmark 45,556 5,166,548
Swatch Group AG (The), I ............................... Switzerland 12,352 3,161,644
Swatch Group AG (The), N .............................. Switzerland 25,842 1,251,480
27,343,507
Tobacco 0.7%
Imperial Brands plc .................................... United Kingdom 36,342 774,078
Japan Tobacco, Inc. ................................... Japan 189,600 4,413,383
5,187,461
Trading Companies & Distributors 1.9%
Marubeni Corp. ....................................... Japan 251,800 3,681,520
Mitsubishi Corp. ...................................... Japan 202,900 9,457,673
Toyota Tsusho Corp. ................................... Japan 32,300 1,719,419
14,858,612
Transportation Infrastructure 0.2%
a
Aena SME SA, 144A, Reg S ............................. Spain 8,872 1,287,212

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.8%
KDDI Corp. .......................................... Japan 206,200 $ 6,168,013
Total Common Stocks (Cost $694,539,263) .....................................
751,096,639
Preferred Stocks 0.5%
Household Products 0.5%
c
Henkel AG & Co. KGaA, 2.71% ........................... Germany 53,351 3,848,115
Total Preferred Stocks (Cost $3,828,268) .......................................
3,848,115
Rights
Rights 0.0%
Tobacco 0.0%
b,d
Swedish Match AB, 2/23/28 .............................. Sweden 314,685 —
Total Rights (Cost $3,314,738) ................................................
—
Total Long Term Investments (Cost $701,682,269) ...............................
754,944,754
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 8,452,230 8,452,230
Total Money Market Funds (Cost $8,452,230) ...................................
8,452,230
Total Short Term Investments (Cost $8,452,230 ) .................................
8,452,230
a
Total Investments (Cost $710,134,499) 99.4% ...................................
$763,396,984
Other Assets, less Liabilities 0.6% .............................................
4,533,406
Net Assets 100.0% ...........................................................
$767,930,390
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $10,585,272, representing 1.4% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2023
Franklin U.S. Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 0.5%
Curtiss-Wright Corp., A ............................................... 9,067 $ 1,802,610
Lockheed Martin Corp. ............................................... 13,090 5,951,238
7,753,848
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. .......................................... 20,812 1,703,046
Expeditors International of Washington, Inc. ............................... 74,621 8,152,344
9,855,390
Automobiles 2.3%
General Motors Co. .................................................. 620,900 17,509,380
a
Tesla, Inc. ......................................................... 101,707 20,426,834
Thor Industries, Inc. ................................................. 23,448 2,061,782
39,997,996
Banks 2.3%
First Citizens BancShares, Inc., A ....................................... 4,890 6,751,818
JPMorgan Chase & Co. ............................................... 240,445 33,436,282
40,188,100
Beverages 1.5%
Molson Coors Beverage Co., B ......................................... 85,000 4,910,450
PepsiCo, Inc. ...................................................... 125,869 20,551,890
25,462,340
Biotechnology 7.2%
AbbVie, Inc. ....................................................... 167,579 23,658,803
Amgen, Inc. ....................................................... 55,000 14,063,500
a
Biogen, Inc. ....................................................... 69,570 16,525,658
a
Exelixis, Inc. ....................................................... 144,148 2,968,007
Gilead Sciences, Inc. ................................................ 294,854 23,157,833
a
Regeneron Pharmaceuticals, Inc. ....................................... 26,451 20,628,871
a
United Therapeutics Corp. ............................................. 7,899 1,760,371
a
Vertex Pharmaceuticals, Inc. ........................................... 62,264 22,546,417
125,309,460
Broadline Retail 3.0%
a
Amazon.com, Inc. ................................................... 388,663 51,727,159
a
Building Products 0.7%
a
Builders FirstSource, Inc. ............................................. 61,201 6,641,533
Owens Corning ..................................................... 40,982 4,646,129
11,287,662
Capital Markets 1.0%
Affiliated Managers Group, Inc. ......................................... 14,662 1,799,907
Evercore, Inc., A .................................................... 15,653 2,037,707
Jefferies Financial Group, Inc. .......................................... 85,359 2,746,853
MSCI, Inc., A ....................................................... 3,409 1,607,514
SEI Investments Co. ................................................. 45,123 2,421,300
State Street Corp. ................................................... 37,501 2,423,690
T Rowe Price Group, Inc. ............................................. 18,651 1,687,915
XP, Inc., A ......................................................... 156,230 3,124,600
17,849,486
Chemicals 0.6%
CF Industries Holdings, Inc. ........................................... 90,297 7,203,895

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Linde plc .......................................................... 4,693 $ 1,793,477
LyondellBasell Industries NV, A ......................................... 18,689 1,686,495
10,683,867
Commercial Services & Supplies 0.1%
a
Copart, Inc. ........................................................ 40,818 1,776,399
a
Communications Equipment 1.9%
Cisco Systems, Inc. ................................................. 506,396 26,398,424
a
F5, Inc. ........................................................... 11,446 1,735,099
Motorola Solutions, Inc. ............................................... 15,818 4,404,680
32,538,203
Construction & Engineering 0.3%
EMCOR Group, Inc. ................................................. 21,161 4,372,921
Consumer Finance 0.3%
Synchrony Financial ................................................. 209,486 5,876,082
Consumer Staples Distribution & Retail 2.8%
Albertsons Cos., Inc., A ............................................... 182,669 3,963,918
Casey's General Stores, Inc. ........................................... 7,654 2,081,199
Kroger Co. (The) .................................................... 319,325 14,487,775
Walmart, Inc. ...................................................... 173,878 28,413,404
48,946,296
Containers & Packaging 0.2%
Packaging Corp. of America ........................................... 23,225 3,554,586
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 68,464 2,810,447
Electric Utilities 0.6%
Edison International ................................................. 27,442 1,730,493
Evergy, Inc. ........................................................ 34,988 1,719,310
OGE Energy Corp. .................................................. 54,135 1,851,417
a
PG&E Corp. ....................................................... 338,810 5,522,603
10,823,823
Electrical Equipment 0.9%
Acuity Brands, Inc. .................................................. 11,414 1,848,725
Eaton Corp. plc ..................................................... 8,369 1,739,999
Emerson Electric Co. ................................................ 18,446 1,641,140
Hubbell, Inc., B ..................................................... 24,757 6,686,866
nVent Electric plc ................................................... 70,790 3,407,123
15,323,853
Electronic Equipment, Instruments & Components 0.6%
a
Arrow Electronics, Inc. ............................................... 14,253 1,616,433
Jabil, Inc. ......................................................... 57,834 7,102,015
Vontier Corp. ....................................................... 61,241 1,810,284
10,528,732
Energy Equipment & Services 0.1%
TechnipFMC plc .................................................... 99,421 2,139,540
Entertainment 1.3%
Electronic Arts, Inc. .................................................. 121,617 15,054,969

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
a
Netflix, Inc. ........................................................ 17,615 $ 7,251,919
22,306,888
Financial Services 5.7%
a
Berkshire Hathaway, Inc., B ............................................ 133,333 45,510,553
Mastercard, Inc., A .................................................. 47,168 17,751,677
MGIC Investment Corp. ............................................... 130,482 2,197,317
Visa, Inc., A ........................................................ 133,157 31,305,211
Western Union Co. (The) .............................................. 163,567 1,846,671
98,611,429
Food Products 0.8%
Archer-Daniels-Midland Co. ........................................... 23,705 1,696,567
Flowers Foods, Inc. .................................................. 81,381 1,784,685
Hershey Co. (The) .................................................. 50,734 9,505,015
12,986,267
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 17,738 1,909,673
Ground Transportation 0.7%
Landstar System, Inc. ................................................ 16,224 2,673,391
Ryder System, Inc. .................................................. 20,244 1,974,600
a
Saia, Inc. ......................................................... 12,067 4,325,899
a
XPO, Inc. ......................................................... 50,234 3,808,239
12,782,129
Health Care Equipment & Supplies 1.3%
a
Boston Scientific Corp. ............................................... 383,689 19,641,040
a
IDEXX Laboratories, Inc. .............................................. 4,856 1,939,826
Zimmer Biomet Holdings, Inc. .......................................... 15,660 1,635,061
23,215,927
Health Care Providers & Services 3.8%
Cardinal Health, Inc. ................................................. 74,678 6,795,698
HCA Healthcare, Inc. ................................................. 9,246 2,090,891
Humana, Inc. ...................................................... 41,371 21,665,579
McKesson Corp. .................................................... 45,888 20,895,560
UnitedHealth Group, Inc. .............................................. 28,374 15,195,979
66,643,707
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. ....................................... 59,177 1,958,759
Health Care Technology 0.1%
a
Veeva Systems, Inc., A ............................................... 8,737 1,683,707
a
Hotels, Restaurants & Leisure 2.1%
a
Booking Holdings, Inc. ............................................... 7,496 20,910,542
Boyd Gaming Corp. ................................................. 32,010 1,768,553
Domino's Pizza, Inc. ................................................. 16,470 5,583,165
a
Royal Caribbean Cruises Ltd. .......................................... 105,403 8,930,796
37,193,056
Household Durables 1.7%
Lennar Corp., A ..................................................... 126,249 13,468,243
a
NVR, Inc. ......................................................... 911 4,930,897
PulteGroup, Inc. .................................................... 112,759 8,297,935

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
Toll Brothers, Inc. ................................................... 51,468 $ 3,639,302
30,336,377
Household Products 0.2%
Clorox Co. (The) .................................................... 12,197 1,435,587
Colgate-Palmolive Co. ............................................... 24,827 1,865,004
3,300,591
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp. ........................................................ 161,786 5,293,638
Industrial Conglomerates 1.3%
General Electric Co. ................................................. 211,966 23,025,867
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................................ 55,550 2,349,765
Insurance 1.3%
American International Group, Inc. ...................................... 141,997 8,705,836
Cincinnati Financial Corp. ............................................. 17,534 1,747,614
Old Republic International Corp. ........................................ 121,990 3,340,086
Primerica, Inc. ...................................................... 15,312 2,927,042
RLI Corp. ......................................................... 17,467 2,327,303
Unum Group ....................................................... 85,414 4,176,745
23,224,626
Interactive Media & Services 5.9%
a
Alphabet, Inc., A .................................................... 226,561 28,111,689
a
Alphabet, Inc., C .................................................... 235,532 29,512,160
a
Meta Platforms, Inc., A ............................................... 149,479 45,033,538
102,657,387
IT Services 0.9%
a
Akamai Technologies, Inc. ............................................. 16,565 1,711,661
Cognizant Technology Solutions Corp., A .................................. 46,587 3,003,464
a
Gartner, Inc. ....................................................... 5,121 1,700,377
a
VeriSign, Inc. ...................................................... 42,907 8,566,812
14,982,314
Leisure Products 0.1%
Polaris, Inc. ........................................................ 24,472 2,114,870
Life Sciences Tools & Services 0.7%
a
Medpace Holdings, Inc. ............................................... 10,578 2,566,963
a
Mettler-Toledo International, Inc. ........................................ 2,834 2,792,057
West Pharmaceutical Services, Inc. ...................................... 21,618 6,880,793
12,239,813
Machinery 0.5%
Allison Transmission Holdings, Inc. ...................................... 40,834 2,058,850
Snap-on, Inc. ...................................................... 24,950 6,435,603
8,494,453
Media 1.5%
Comcast Corp., A ................................................... 590,168 24,368,037
New York Times Co. (The), A ........................................... 42,094 1,696,809
26,064,846

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 1.9%
Nucor Corp. ....................................................... 119,712 $ 17,692,237
Reliance Steel & Aluminum Co. ......................................... 26,558 6,755,824
Steel Dynamics, Inc. ................................................. 75,871 8,081,020
32,529,081
Multi-Utilities 0.8%
Consolidated Edison, Inc. ............................................. 155,495 13,650,906
Oil, Gas & Consumable Fuels 5.0%
Cheniere Energy, Inc. ................................................ 85,491 14,227,412
Exxon Mobil Corp. ................................................... 116,445 12,325,703
HF Sinclair Corp. ................................................... 61,907 3,428,410
Marathon Oil Corp. .................................................. 68,131 1,860,658
Marathon Petroleum Corp. ............................................ 136,925 20,709,906
Phillips 66 ......................................................... 118,993 13,573,531
Range Resources Corp. .............................................. 56,403 2,021,484
Valero Energy Corp. ................................................. 147,221 18,697,067
86,844,171
Passenger Airlines 0.2%
a
United Airlines Holdings, Inc. ........................................... 104,036 3,642,300
a
Pharmaceuticals 2.4%
Eli Lilly & Co. ...................................................... 23,130 12,812,401
Johnson & Johnson ................................................. 60,766 9,014,028
Merck & Co., Inc. ................................................... 184,544 18,952,669
40,779,098
Professional Services 1.2%
Booz Allen Hamilton Holding Corp., A .................................... 16,079 1,928,354
Robert Half, Inc. .................................................... 25,050 1,872,989
Science Applications International Corp. .................................. 15,757 1,721,295
Verisk Analytics, Inc., A ............................................... 69,640 15,833,350
21,355,988
Retail REITs 0.1%
Brixmor Property Group, Inc. ........................................... 105,083 2,184,676
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc. ................................................ 105,113 13,911,706
Broadcom, Inc. ..................................................... 12,636 10,631,551
a
Cirrus Logic, Inc. .................................................... 24,101 1,613,080
KLA Corp. ......................................................... 27,521 12,926,614
Lam Research Corp. ................................................. 24,891 14,641,384
a
Lattice Semiconductor Corp. ........................................... 19,291 1,072,772
NVIDIA Corp. ...................................................... 139,929 57,063,046
a
ON Semiconductor Corp. ............................................. 69,633 4,361,811
QUALCOMM, Inc. ................................................... 15,829 1,725,203
117,947,167
Software 11.1%
a
Adobe, Inc. ........................................................ 55,350 29,449,521
a
AppLovin Corp., A ................................................... 44,713 1,629,342
a
Cadence Design Systems, Inc. ......................................... 87,191 20,912,761
a
Dropbox, Inc., A .................................................... 116,227 3,056,770
a
Fair Isaac Corp. .................................................... 12,108 10,241,794
a
Manhattan Associates, Inc. ............................................ 26,529 5,172,625
Microsoft Corp. ..................................................... 343,481 116,134,361

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................................... 15,156 $ 1,567,130
a
Synopsys, Inc. ..................................................... 5,493 2,578,634
a
Teradata Corp. ..................................................... 44,021 1,880,577
192,623,515
Specialized REITs 1.4%
Public Storage ..................................................... 73,610 17,571,443
Weyerhaeuser Co. .................................................. 246,379 7,068,614
24,640,057
Specialty Retail 2.0%
a
AutoNation, Inc. .................................................... 13,558 1,763,625
a
AutoZone, Inc. ..................................................... 721 1,786,011
Best Buy Co., Inc. ................................................... 94,944 6,344,158
Murphy USA, Inc. ................................................... 8,768 3,180,066
a
O'Reilly Automotive, Inc. .............................................. 11,260 10,476,754
TJX Cos., Inc. (The) ................................................. 62,148 5,473,374
a
Ulta Beauty, Inc. .................................................... 4,438 1,692,254
Williams-Sonoma, Inc. ............................................... 28,796 4,326,311
35,042,553
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. ........................................................ 670,285 114,464,569
NetApp, Inc. ....................................................... 103,916 7,563,007
122,027,576
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 10,968 6,548,554
Ralph Lauren Corp., A ................................................ 15,724 1,769,422
8,317,976
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., A ........................................ 20,893 1,979,612
WW Grainger, Inc. ................................................... 4,955 3,616,307
5,595,919
Water Utilities 0.1%
Essential Utilities, Inc. ................................................ 51,290 1,716,163
Total Common Stocks (Cost $1,500,501,895) ....................................
1,721,079,425
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .................. 14,967,294 14,967,294
Total Money Market Funds (Cost $14,967,294) ..................................
14,967,294
Total Short Term Investments (Cost $14,967,294 ) ................................
14,967,294
a
Total Investments (Cost $1,515,469,189) 99.9% ..................................
$1,736,046,719
Other Assets, less Liabilities 0.1% .............................................
1,635,592
Net Assets 100.0% ...........................................................
$1,737,682,311

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29 .
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $1,411,873 $5,723,634 $(6,973,782) $— $— $161,725 161,725 $5,698
Total Affiliated Securities ... $1,411,873 $5,723,634 $(6,973,782) $— $— $161,725 $5,698
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $7,035,498 $47,383,421 $(45,966,689) $— $— $8,452,230 8,452,230 $110,218
Total Affiliated Securities ... $7,035,498 $47,383,421 $(45,966,689) $— $— $8,452,230 $110,218
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $15,977,991 $22,978,134 $(23,988,831) $— $— $14,967,294 14,967,294 $151,023
Total Affiliated Securities ... $15,977,991 $22,978,134 $(23,988,831) $— $— $14,967,294 $151,023
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 107,336 $ — $ 107,336
Air Freight & Logistics ................... 424,260 — — 424,260
Automobile Components ................. — 810,368 — 810,368
Automobiles .......................... — 3,549,473 — 3,549,473
Banks ............................... 2,741,916 14,147,839 — 16,889,755
Beverages ........................... 964,265 753,787 — 1,718,052
Biotechnology ......................... — 1,118,604 — 1,118,604
Broadline Retail ....................... 2,734,564 2,835,250 — 5,569,814
Capital Markets ........................ — 1,495,348 — 1,495,348
Chemicals ........................... 162,813 3,898,599 —
a
4,061,412
Communications Equipment .............. — 269,373 — 269,373
Construction & Engineering ............... — 694,532 — 694,532
Construction Materials .................. 541,664 300,110 — 841,774
Consumer Finance ..................... 125,174 473,131 — 598,305
Consumer Staples Distribution & Retail ...... 1,589,692 514,734 — 2,104,426
Containers & Packaging ................. 117,610 — — 117,610
Diversified Consumer Services ............ — 246,807 — 246,807
Diversified REITs ...................... 134,038 — — 134,038
Diversified Telecommunication Services ..... — 1,874,244 — 1,874,244
Electric Utilities ........................ — 692,983 —
a
692,983
Electrical Equipment .................... — 1,830,454 — 1,830,454
Electronic Equipment, Instruments &
Components ........................ — 2,731,502 — 2,731,502
Energy Equipment & Services ............. — 120,694 — 120,694
Entertainment ......................... — 2,009,580 — 2,009,580
Financial Services ...................... 105,309 1,117,982 — 1,223,291
Food Products ........................ 450,554 1,886,862 — 2,337,416
Gas Utilities .......................... — 356,001 — 356,001
Health Care Equipment & Supplies ......... — 257,665 — 257,665
Health Care Providers & Services .......... — 1,262,197 — 1,262,197
Hotels, Restaurants & Leisure ............. 1,327,889 2,026,463 — 3,354,352
Household Durables .................... — 488,181 — 488,181
Household Products .................... 118,045 — — 118,045
Independent Power and Renewable Electricity
Producers .......................... 720,277 162,294 — 882,571
Industrial Conglomerates ................ 507,696 661,882 — 1,169,578
Insurance ............................ 985,585 2,400,179 — 3,385,764
Interactive Media & Services .............. 645,494 5,530,559 — 6,176,053
IT Services ........................... 669,500 2,328,988 — 2,998,488
Life Sciences Tools & Services ............ — 1,035,880 — 1,035,880
Machinery ............................ — 640,026 — 640,026
Marine Transportation ................... — 418,964 — 418,964
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ — $ 114,497 $ — $ 114,497
Metals & Mining ....................... 1,088,134 1,513,784 —
a
2,601,918
Oil, Gas & Consumable Fuels ............. 2,298,459 2,395,624 — 4,694,083
Passenger Airlines ..................... 313,230 — — 313,230
Personal Care Products ................. — 705,125 — 705,125
Pharmaceuticals ....................... — 2,140,432 — 2,140,432
Real Estate Management & Development .... 967,781 672,957 — 1,640,738
Semiconductors & Semiconductor Equipment . 269,876 10,131,62 1 — 10,401,49 7
Software ............................. — 354,981 — 354,981
Specialty Retail ........................ — 1,164,478 — 1,164,478
Technology Hardware, Storage & Peripherals . — 7,616,241 — 7,616,241
Textiles, Apparel & Luxury Goods .......... — 1,393,885 — 1,393,885
Tobacco ............................. — 505,194 — 505,194
Transportation Infrastructure .............. 148,189 515,078 — 663,267
Wireless Telecommunication Services ....... 850,152 1,252,914 — 2,103,066
Preferred Stocks ......................... 3,667,483 — — 3,667,483
Short Term Investments ................... 161,725 — — 161,725
Total Investments in Securities ........... $24,831,374 $91,525,682
b
$— $116,357,056
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 11,972,085 — 11,972,085
Air Freight & Logistics ................... — 4,116,543 — 4,116,543
Automobile Components ................. — 3,522,253 — 3,522,253
Automobiles .......................... — 30,190,946 — 30,190,946
Banks ............................... — 61,836,754 — 61,836,754
Beverages ........................... — 9,598,814 — 9,598,814
Biotechnology ......................... — 4,193,123 — 4,193,123
Broadline Retail ....................... — 6,578,997 — 6,578,997
Building Products ...................... — 12,246,909 — 12,246,909
Capital Markets ........................ 1,680,135 23,739,169 — 25,419,304
Chemicals ........................... — 22,493,272 — 22,493,272
Commercial Services & Supplies ........... — 1,509,906 — 1,509,906
Communications Equipment .............. — 1,323,374 — 1,323,374
Construction & Engineering ............... — 5,210,505 — 5,210,505
Construction Materials .................. — 4,417,217 — 4,417,217
Consumer Staples Distribution & Retail ...... — 12,117,371 — 12,117,371
Containers & Packaging ................. — 700,388 — 700,388
Diversified Consumer Services ............ — 997,299 — 997,299
Diversified REITs ...................... — 1,881,412 — 1,881,412
Diversified Telecommunication Services ..... — 13,892,949 — 13,892,949
Electric Utilities ........................ — 10,251,349 — 10,251,349
Electrical Equipment .................... — 15,124,135 — 15,124,135
Electronic Equipment, Instruments &
Components ........................ — 6,328,462 — 6,328,462
Entertainment ......................... — 4,017,891 — 4,017,891
Financial Services ...................... — 9,967,866 — 9,967,866
Food Products ........................ — 21,882,825 — 21,882,825
Gas Utilities .......................... — 4,390,085 — 4,390,085
Ground Transportation .................. — 2,056,627 — 2,056,627
Health Care Equipment & Supplies ......... — 11,717,967 — 11,717,967
Health Care Providers & Services .......... — 2,142,336 — 2,142,336
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Technology ................. $ — $ 614,467 $ — $ 614,467
Hotels, Restaurants & Leisure ............. — 11,565,158 — 11,565,158
Household Durables .................... — 7,091,407 — 7,091,407
Independent Power and Renewable Electricity
Producers .......................... — 1,029,893 — 1,029,893
Industrial Conglomerates ................ — 14,235,363 — 14,235,363
Industrial REITs ....................... — 3,683,328 — 3,683,328
Insurance ............................ — 33,445,885 — 33,445,885
Interactive Media & Services .............. — 2,044,560 — 2,044,560
IT Services ........................... — 4,416,861 — 4,416,861
Leisure Products ....................... — 1,642,870 — 1,642,870
Life Sciences Tools & Services ............ — 4,052,263 — 4,052,263
Machinery ............................ — 23,218,222 — 23,218,222
Marine Transportation ................... — 3,433,895 — 3,433,895
Media ............................... — 2,079,257 — 2,079,257
Metals & Mining ....................... — 23,161,966 — 23,161,966
Multi-Utilities .......................... — 5,504,195 — 5,504,195
Oil, Gas & Consumable Fuels ............. — 40,332,472 — 40,332,472
Paper & Forest Products ................. — 1,827,231 — 1,827,231
Passenger Airlines ..................... — 1,440,057 — 1,440,057
Personal Care Products ................. — 19,280,513 — 19,280,513
Pharmaceuticals ....................... 960,611 82,997,364 — 83,957,975
Professional Services ................... — 15,162,907 — 15,162,907
Real Estate Management & Development .... — 9,805,893 — 9,805,893
Retail REITs .......................... — 2,094,205 — 2,094,205
Semiconductors & Semiconductor Equipment . — 29,110,747 — 29,110,747
Software ............................. 4,154,903 13,278,961 — 17,433,864
Specialty Retail ........................ — 8,142,711 — 8,142,711
Technology Hardware, Storage & Peripherals . — 4,344,705 — 4,344,705
Textiles, Apparel & Luxury Goods .......... — 27,343,507 — 27,343,507
Tobacco ............................. — 5,187,461 — 5,187,461
Trading Companies & Distributors .......... — 14,858,612 — 14,858,612
Transportation Infrastructure .............. — 1,287,212 — 1,287,212
Wireless Telecommunication Services ....... — 6,168,013 — 6,168,013
Preferred Stocks ......................... — 3,848,115 — 3,848,115
Rights ................................. — — —
c
—
Short Term Investments ................... 8,452,230 — — 8,452,230
Total Investments in Securities ........... $15,247,879 $748,149,105
d
$— $763,396,984
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 1,721,079,425 — — 1,721,079,425
Short Term Investments ................... 14,967,294 — — 14,967,294
Total Investments in Securities ........... $1,736,046,719 $— $— $1,736,046,719
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2023.
b
Includes foreign securities valued at $91,525,682, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $748,149,105, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.